Commodity risk management contracts (Schedule of Group's Derivative Contracts) (Details)	12 Months Ended
	Dec. 31, 2019 $ / bbl bbl	Apr. 01, 2020 BRL (R$) $ / bbl
Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	13,000
Average brent price	55
Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | bbl	15,000
Average brent price	85
Wide Put Spread And Call
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	10
April 1, 2019 - March 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
April 1, 2019 - March 31, 2020 [Member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
April 1, 2019 - March 31, 2020 [Member] | Written put options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
April 1, 2019 - March 31, 2020 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	79.02
April 1, 2019 - March 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
April 1, 2019 - March 31, 2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
April 1, 2019 - March 31, 2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
April 1, 2019 - March 31, 2020 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	79.00
July 1 , 2019 - March 31,2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	4,000
July 1 , 2019 - March 31,2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
July 1 , 2019 - March 31,2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
July 1 , 2019 - March 31,2020 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	81.50
October 1, 2019 - December 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
Derivative Price	71.00
October 1, 2019 - December 31, 2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
October 1, 2019 - December 31, 2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
October 1, 2019 - December 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
October 1, 2019 - December 31, 2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
October 1, 2019 - December 31, 2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
October 1, 2019 - December 31, 2020 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	73.80
November 1, 2019 - December 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
November 1, 2019 - December 31, 2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
November 1, 2019 - December 31, 2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
November 1, 2019 - December 31, 2020 [Member] | Purchased call options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	65.20
January 1, 2020 - December 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
January 1, 2020 - December 31, 2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
January 1, 2020 - December 31, 2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
January 1, 2020 - December 31, 2020 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	69.00
January 1, 2020 - December 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, Type of Instrument	Zero Premium 3 Way
Derivative contracts, number of instruments held | bbl	2,000
January 1, 2020 - December 31, 2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	45.00
January 1, 2020 - December 31, 2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	55.00
January 1, 2020 - December 31, 2020 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price	70.00
April 1, 2020 - December 31, 2020 [Member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative contracts, number of instruments held | R$		1,000
April 1, 2020 - December 31, 2020 [Member] | Written put options [member] | Minimum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		45.00
April 1, 2020 - December 31, 2020 [Member] | Written put options [member] | Maximum
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		55.00
April 1, 2020 - December 31, 2020 [Member] | Purchased call options [member]
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Derivative Price		71.95